Fair Value Measurements - Schedule of Plan's Assets Carried at Fair Value by Level within Fair Value Hierarchy (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,659,339,769	$ 1,448,144,381
Corporate Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	12,528,240	13,233,755
Corporate Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	12,528,240	13,233,755
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	462,835,402	375,513,146
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	462,835,402	375,513,146
Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	40,157,550	28,542,463
Self-directed Brokerage Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	40,157,550	28,542,463
Investments Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	515,521,192	417,289,364
Investments Excluding Common Collective Trust Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	515,521,192	417,289,364
Common Collective Trust Funds | Investments Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,143,818,577	$ 1,030,855,017